WARRANTS (Details Narrative) - USD ($)											3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 27, 2023	Apr. 05, 2023	Feb. 13, 2023	Aug. 15, 2022	Jul. 28, 2022	Jun. 26, 2022	Apr. 02, 2022	Feb. 01, 2022	May 13, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								8,574
Share Price														$ 20.09
Stock Issued During Period, Shares, New Issues			166,340		1,600,000					1,090,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[1]													55.37%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%						0.00%
Share-Based Payment Arrangement, Noncash Expense												$ 18,164	$ 65,270
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum								1.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum								2.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								52.14%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								63.36%
Cash liability								$ 40,350
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[2]													3.46%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								1 year						5 years 3 months 21 days	[3]
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[2]													3.48%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[1]													64.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term								2 years						6 years 3 months 21 days	[3]
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		2,143		3,572							228,572			228,572		155,845
Letter Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						4,423
Share-Based Payment Arrangement, Expense						$ 30,600
Letter Agreement [Member] | February 2022 Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									11,058
Share Price									$ 0.35
Stock Issued During Period, Shares, New Issues									2,212
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									52.14%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									9 months
Debt Instrument, Fair Value Disclosure									$ 332,859
Share-Based Payment Arrangement, Noncash Expense														$ 138,692
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum							2.52%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum							2.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum							52.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum							56.48%
Cash liability							$ 7,009
Letter Agreement [Member] | February 2022 Warrant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							6 months
Letter Agreement [Member] | February 2022 Warrant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term							1 year
Vest Upon Laps of 12 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,858
Vest Upon Laps of 18 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 66.50
Vest Upon Laps of 24 Months [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 31.50	$ 77
April Investor Relation Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,858
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 42
April Investor Relation Agreement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,716

[1]	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).
[2]	The risk-free interest rate represented the risk-free rate of $
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.